ProShares Merger ETF Expense Example - ProShares Merger ETF - None	May 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	$ 2,430